INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
INCOME TAXES
Schedule of components of the provision for income taxes

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Current:
Federal	$108,297	$42,377	$31,312
Foreign	13,201	14,259	13,215
State	10,542	8,112	1,937

	132,040	64,748	46,464

Deferred:
Federal	196,373	185,076	100,206
Foreign	(6,484)	(4,117)	7,846
State	7,042	6,692	(2,361)

	196,931	187,651	105,691

Total provision	$328,971	$252,399	$152,155

Schedule of domestic and foreign income before income taxes

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Domestic	$886,484	$666,073	$389,383
Foreign	16,096	20,994	48,853

	$902,580	$687,067	$438,236

Schedule of components of net deferred tax liabilities

	September 30,
	2012	2011
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$1,103,769	$898,657
Available-for-sale securities	154,463	119,464
Other	4	62

Total deferred tax liabilities	1,258,236	1,018,183

Deferred tax assets:
Pension reserves	9,482	14,260
Self-insurance reserves	7,737	8,344
Net operating loss and foreign tax credit carryforwards	59,730	54,967
Financial accruals	39,833	36,672
Other	6,533	3,224

Total deferred tax assets	123,315	117,467
Valuation allowance	56,564	54,709

Net deferred tax assets	66,751	62,758

Net deferred tax liabilities	$1,191,485	$955,425

Schedule of effective income tax rates as compared to the U.S. Federal income tax rate

	Years Ended September 30,
	2012	2011	2010
U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	0	1	(1)

Effective income tax rate	36%	37%	35%

Schedule of reconciliation of the change in the entity's gross unrecognized tax benefits

	September 30,
	2012	2011
	(in thousands)
Unrecognized tax benefits at October 1,	$6,878	$5,549
Gross decreases—tax positions in prior periods	(4)	(249)
Gross increases—tax positions in prior periods	2,632	2,561
Gross increases—current period effect of tax positions	(242)	434
Expiration of statute of limitations for assessments	(826)	(1,417)

Unrecognized tax benefits at September 30,	$8,438	$6,878